OREO (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2019 USD ($) property	Dec. 31, 2018 USD ($)
Real Estate [Abstract]
Decrease in real estate owned	$ (397)
Number of real estate properties owned | property	9
Real estate, not qualify for sales treatment	$ 2,000
Sales of OREO, net	2,771	$ 2,847
Gains on sales of real estate	86	209
Write down of real estate carrying values	332	899
OREO expense, net of related income	415	611
Other Real Estate [Roll Forward]
Balance at beginning of period	5,124	7,248
Real estate acquired in settlement of loans	2,751	1,622
Sales of OREO, net	(2,771)	(2,847)
Valuation adjustments and donations	(377)	(899)
Balance at end of period	$ 4,727	$ 5,124